[LETTERHEAD OF CANADA LIFE
 INSURANCE COMPANY OF NEW YORK]              RONALD E. BEETTAM, F.S.A., F.C.I.A
                                             President

                                             410 Saw Mill River Road
                                             Ardsley, New York  10502

                                                   (914) 693-2300
                                             FAX:  (914) 674-2535


August, 1999


Dear Trillium(R) Policyholder:

Enclosed is the Trillium Semi-Annual Report for the period ending June 30, 1999. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Trillium for your financial needs.

Sincerely,

/s/ Ronald Beettam

Ronald E. Beettam

Encl.

             Canada Life Insurance Company of New York Home Office

          [LETTERHEAD OF CANADA LIFE INSURANCE COMPANY OF NEW YORK]

TRILLIUM(R)
A Variable Annuity                       INSURANCE COMPANY OF NEW YORK
                                              410 Saw Mill River Road
                                              Ardsley, NY 10502
                                              (914) 693-2300

ADDITIONAL PREMIUM PAYMENT FORM

Please complete the following information:

OWNER: _____________________       AMOUNT OF PREMIUM PAYMENT:

ANNUITANT: _________________       $____________

POLICY NO.: ________________

OWNER'S SSN/TIN: ___________

                                   IF YOU ARE CHANGING ALLOCATION
                                   PLEASE COMPLETE THE FOLLOWING:


                                   ________  THIS PAYMENT ONLY

                                   ________  THIS PAYMENT AND ALL FUTURE PYMTS

                                   ________  RE-ALLOCATE ALL CURRENT ASSETS

      CASH MGMT (21)        ____%  INCOME (22)          ____%  SMALL-CAP  VALUE  (44)   ____%
      BOND (23)             ____%  COM STOCK (24)       ____%  LARGE-CAP VALUE  (45)    ____%
      CAPITAL (25)          ____%  INTERNATIONAL (26)   ____%
      COMM & INFO (27)      ____%  GBL GROWTH OPP (28)  ____%
      GBL SMLR CO (29)      ____%  FRONTIER (41)        ____%
      HIGH YLD BOND (42)    ____%  GLOBAL TECH (43)     ____%

--------------------------------------------------------------------------------
                                                        Fixed Account Options*
                                   ____% 1 Yr. (201)
--------------------------------------------------------------------------------
Total allocation must equal 100%

OWNER'S SIGNATURE ___________________________     DATE _______________

JOINT OWNER'S SIGNATURE _____________________     DATE _______________

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF NEW YORK

                INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                       (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? ___________________     PLEASE NOTE: CONTRIBUTIONS FOR PRIOR
                                                        TAX YEAR CANNOT BE MADE
                                                        AFTER APRIL 15TH OF
CONTRIBUTION $________ FOR ________                     THE CURRENT TAX YEAR.

CONTRIBUTION $________ FOR ________

     PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

 Our Variable Annuity Administrators can not advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting your additional premium payment.

Variable Annuities are issued by Canada Life Insurance Company of New York and offered through its affiliate, Canada Life of America Financial Services, Inc.
                                (member NASD).

The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

Seligman Portfolios, Inc., filed August 31, 1999

     Portfolios which include: Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; Seligman Henderson Global Growth Opportunities; Seligman Large-Cap, Seligman Small-Cap